Business Segments - Schedule of Assets Reconciled to Consolidated Amounts (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Asset Reconciling Item [Line Items]
Total assets	$ 2,287	$ 2,180	$ 1,724
Operating segments
Segment Reporting Asset Reconciling Item [Line Items]
Total assets		2,147	1,693
Operating segments | Real estate sales and financing
Segment Reporting Asset Reconciling Item [Line Items]
Total assets		2,067	1,619
Operating segments | Resort operations and club management
Segment Reporting Asset Reconciling Item [Line Items]
Total assets		80	74
Corporate
Segment Reporting Asset Reconciling Item [Line Items]
Total assets		$ 33	$ 31